Organization and Description of Business Operations (Details) - USD ($)							6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2023	Mar. 02, 2023	Sep. 13, 2021	Sep. 13, 2021	Sep. 08, 2021	Sep. 08, 2021	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Description of Business Operations (Details) [Line Items]
Transaction costs								$ 3,700,000	$ 3,700,000
Underwriting fees								$ 3,000,000	3,000,000
Other offering cost									$ 700,000
Deposited amount					$ 153,000,000	$ 153,000,000
Deposited per unit (in Dollars per share)					$ 10.2	$ 10.2
Gross proceeds			$ 23,400,000	$ 23,400,000
Aggregate proceeds held in trust account			175,950,000	175,950,000
Underwriting discount			$ 450,000	$ 450,000
Public per share (in Dollars per share)								$ 10.2	$ 10.2
Net tangible asset								$ 5,000,001	$ 5,000,001
Percentage of public shares								15.00%	15.00%
Maximum net interest to pay dissolution expenses								$ 100,000	$ 100,000
Opening bank account								70,000.00	680,000
Marketable securities								21,527,804	178,532,948	$ 175,953,964
Working capital								6,020,000.00	1,580,000
Other offering costs								$ 700,000	$ 700,000
Price per share (in Dollars per share)								$ 10
Aggregate amount								$ 150,000,000
Number of redeem shares (in Shares)									15,000,000
Aggregate redemption amount		$ 159,340,000
Trust account		$ 20,300,000
Shareholders percentage							5.00%
Shares percentage								50.00%
Restricted securities percentage								50.00%
Marketable securities held in the trust account								$ 21,530,000	$ 178,530,000
Private Warrants [Member]
Organization and Description of Business Operations (Details) [Line Items]
Sale of warrants (in Shares)						8,400,000
Sale of additional units (in Shares)			900,000
Sale of per unit (in Dollars per share)			$ 1	$ 1	$ 1	$ 1
Common Stock [Member]
Organization and Description of Business Operations (Details) [Line Items]
Closing price of common shares (in Dollars per share)								$ 12
Maximum [Member]
Organization and Description of Business Operations (Details) [Line Items]
SPAC Equity Plan	15.00%
Minimum [Member]
Organization and Description of Business Operations (Details) [Line Items]
SPAC Equity Plan	5.00%
Private Warrants [Member]
Organization and Description of Business Operations (Details) [Line Items]
Sale of warrants (in Shares)					8,400,000
Price per unit (in Dollars per share)					$ 1	$ 1
Sale of additional units (in Shares)				900,000
Sale of per unit (in Dollars per share)			$ 1	$ 1
Initial Public Offering [Member]
Organization and Description of Business Operations (Details) [Line Items]
Offering units (in Shares)					15,000,000	15,000,000
Offering price (in Dollars per share)					$ 10
Price per unit (in Dollars per share)					$ 10	$ 10
Number of redeem shares (in Shares)								15,000,000
Over-Allotment Option [Member]
Organization and Description of Business Operations (Details) [Line Items]
Sale of additional units (in Shares)			2,250,000	2,250,000
Sale of per unit (in Dollars per share)			$ 10	$ 10
Common Class A [Member]
Organization and Description of Business Operations (Details) [Line Items]
Number of redeem shares (in Shares)		15,300,532
Redemption price per share (in Dollars per share)		$ 10.41
Sponsor [Member]
Organization and Description of Business Operations (Details) [Line Items]
Public per share (in Dollars per share)								$ 10.2	$ 10.2
Business Combination [Member]
Organization and Description of Business Operations (Details) [Line Items]
Aggregate fair market value								80.00%	80.00%
Ownership percentage								50.00%	50.00%
Percentage of public shares								100.00%	100.00%